Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Financial assets/(liabilities)
Cash and cash equivalents - Carrying Amount	$ 278,927	$ 202,107	$ 229,727	$ 162,237
Restricted cash - Carrying Amount	9,056	12,334
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,404,425)	(1,418,336)
Cash and cash equivalents - Fair Value	278,927	202,107
Restricted cash - Fair value	9,056	12,334
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,403,581)	$ (1,417,430)